Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 12 — STOCK-BASED COMPENSATION:

The Company’s Global Share Incentive Plan (2022) (the “Plan”) was adopted by the Board of Directors on March 28, 2022. The Plan provides for the grant of options to purchase Ordinary Shares, restricted share units (“RSUs”) representing Ordinary Shares and Ordinary Shares (collectively, the “Awards”) to the Company’s employees, officers, directors, advisors and consultants.

As of December 31, 2025, the total number of Ordinary Shares reserved for issuance under the Plan was 3,110,156 Ordinary Shares and 1,137,111 Ordinary Shares remain available for future awards under the Plan. Ordinary Shares subject to Awards granted under the Plan that expire, are forfeited or otherwise terminated without having been exercised in full will become available again for future grant under the Plan.

On September 20, 2023, the Board of Directors approved the grant of an aggregate of 366,172 options to purchase Ordinary Shares to certain employees and directors. Options granted to certain officers and directors require shareholder approval which was obtained in a shareholder general meeting on November 2, 2023. The exercise price of such options is $1.275 per Ordinary Share, exercisable for a period of 5 years from the grant date. Such options vest over four years, commencing on September 20, 2023 (“Vesting Commencement Date”), where 50% of the amount granted vests at the second anniversary of the Vesting Commencement Date, and the remainder shall vest on a quarterly basis, 6.25% of the number of the options commencing on the second anniversary of the Vesting Commencement Date. The fair value of this grant was $307,429 calculated using the Black Scholes option pricing model.

On July 30, 2024, the Board of Directors approved the grant of an aggregate of 112,807 options to purchase ordinary shares to certain employees and consultants of the Company. All options may be exercised within 5 years from the date of their grant and are subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board of Directors, and afterward, 6.25% shall vest upon completion of each three month period of continuous employment or services for the remaining two-year vesting period. The exercise price of the options is $1.275 per ordinary share. All the other terms of the grant of the options shall be as set forth in the Plan. The fair value of this grant was $38,319 calculated using the Black Scholes option pricing model.

On October 9, 2024, the Board of Directors approved the grant of an aggregate of 78,682 options to purchase ordinary shares to certain employees and consultants of the Company. All options may be exercised within 5 years from the date of their grant and are subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board of Directors, and afterward, 6.25% shall vest upon completion of each three month period of continuous employment or services for the remaining two-year vesting period. The exercise price of the options is $1.275 per ordinary share. All the other terms of the grant of the options shall be as set forth in the Plan. The fair value of this grant was $24,287 calculated using the Black Scholes option pricing model.

On December 11, 2024, the Board of Directors approved the grant of an aggregate of 36,315 options to purchase ordinary shares to an employee of the Company. All options may be exercised within 5 years from the date of their grant and are subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board of Directors, and afterward, 6.25% shall vest upon completion of each three month period of continuous employment or services for the remaining two-year vesting period. The exercise price of the options is $1.275 per ordinary share. All the other terms of the grant of the options shall be as set forth in the Plan. The fair value of this grant was $33,246 calculated using the Black Scholes option pricing model. In addition, on December 11, 2024, the Board of Directors approved the grant of 15,131 options to a newly appointed director, which grant is subject to the approval of the Company shareholders.

On January 22, 2025, the Board of Directors approved the grant of an aggregate of 69,603 options to purchase ordinary shares to employees of the Company. The exercise price of the options is $1.96 per ordinary share. In addition, on March 27, 2025, the Company shareholders approved the grant of 15,131 options to a newly appointed director, which was approved by the Board of Directors on December 11, 2024. The exercise price of the options is $1.275 per ordinary share. In addition, on May 26, 2025, the Board of Directors approved the grant of 18,158 options to employees of the Company. The exercise price of the options is $1.275 per ordinary share. In addition, on July 3, 2025, the Company shareholders approved the grant of 60,524 to newly appointed CEO of the Company. The exercise price of the options is $1.275 per ordinary share. In addition, on November 24, 2025, the Board of Directors approved the grant of 36,315 to employees of the Company. The exercise price of the options is $1.414 per ordinary share. All options may be exercised within 5 years from the date of their grant and are subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board of Directors, and afterward, 6.25% shall vest upon completion of each three month period of continuous employment or services for the remaining two-year vesting period. All the other terms of the grant of the options shall be as set forth in the Plan. The fair value of these grants were $195,491 calculated using the Black Scholes option pricing model.

A summary of the stock option activity for the year ended December 31, 2025 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2022	-	-
Granted	366,172	$1.275
Options outstanding as of December 31, 2023	366,172	$1.275
Granted	227,804	$1.275
Forfeited	(75,656)	$1.275
Options outstanding as of December 31, 2024	518,320	$1.275
Granted	199,731	$1.539
Forfeited	(142,988)	$1.376
Options outstanding as of December 31, 2025	575,063	$1.341
Options exercisable as of December 31, 2025	135,231	$1.275

As of December 31, 2025, the weighted-average remaining contractual life of the outstanding and exercisable options was 3.4 and 2.05 years respectively.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2025. The following assumptions were applied in determining the options’ fair value on their grant date:

	2025	2024	2023
Risk-free interest rate	3.5% - 4.37%	3.9% - 4.11%	4.51% - 4.67%
Expected option term (years)	2.6 – 3.79	3.8 - 5	3.8 – 5
Expected share price volatility	95.9% - 98.0%	77.3% - 84.3%	61.1% - 66.3%

As of December 31, 2025, the intrinsic value of the outstanding and exercisable options was 0.

As of December 31, 2025, the Company had 439,832 unvested options. As of December 31, 2025, the unrecognized compensation cost related to all unvested options of $257,879 is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 3.4 years.

B. Restricted Share Units Grant

On February 19, 2025, the Board resolved to approve the grant of an aggregate of 1,560,165 RSUs to certain officers, directors and consultants, subject to their continued engagement with the Company. The grant of the RSUs was made under and in accordance with the Plan and within, with the exception of the grant to the Company’s non-executive directors, the limitations set by the Company’s Compensation Policy.

On March 27, 2025, the Company’s shareholders approved the grant of an aggregate of 587,286 RSUs (which are part of the 1,560,165 RSUs approved on February 19, 2025 by the Board) to the Company’s chief executive officer and the directors of the Company, subject to their continued engagement with the Company, as required under the Israeli Companies Law, 5759-1999 and the regulations promulgated thereunder.

In addition, on July 3, 2025, the Company’s shareholders approved the grant of an additional 100,000 RSUs to the Company’s chief executive officer, subject to his continued service to the Company. The Company calculates the fair value of RSUs based on the fair value on the closing trading price of the underlying shares at the date of grant. Each RSU vests based on continued service to the Company, between 12 – 36 months from the grant date. The grant date fair value of the award is recognized as stock-based compensation expense over the requisite service period. The fair value of these grants were $1,764,411. As of December 31, 2025, the unrecognized compensation cost related to all unvested RSUs were $486,642

On October 29, 2025, the Board resolved to approve the grant of an aggregate of 75,000 Restricted ordinary shares to business and marketing consultants, subject to their continued engagement with the Company. The fair value of the grant was $108,750.

The Company calculates the fair value of RSUs based on the fair value on the closing trading price of the underlying shares at the date of grant. Each RSU vests based on continued service to the Company, between 12 – 36 months. The grant date fair value of the award is recognized as stock-based compensation expense over the requisite service period.

A summary of the RSUs activity for the year ended December 31, 2025 is as follows:

	Number of Restricted Share Units	Weighted Average Grant Date Fair Value
Restricted share units outstanding as of December 31, 2024	0	$0
Granted	1,660,165	$1.063
Exercised	(811,398)	$1.13
Forfeited	(262,183)	$0.844
Restricted share units outstanding as of December 31, 2025	586,584	$1.069

A summary of share-based compensation expenses recognized in the income statement for the year ended December 31, 2025, 2024, and 2023 is as follows:

	2025	2024	2023
Cost of Sales expenses	5,945	1,520	350
Research and development expenses	51,330	17,169	2,882
Selling and marketing expenses	37,691	4,617	2,066
General and administrative expenses	1,138,297	52,051	9,517
Total	1,233,263	75,357	14,815